Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
AFS debt securities:
Allowance on AFS debt securities	₨ 70.9	$ 0.9	₨ (2,915.1)
Net of income tax	(1,336.9)		(10,187.7)
AFS debt Securities
AFS debt securities:
Net of income tax	(1,336.9)		(10,187.7)
Reclassification out of Accumulated Other Comprehensive Income | AFS debt Securities
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	(1,857.5)	(22.7)	(10,699.4)
Allowance on AFS debt securities	70.9	0.9	(2,915.1)
Total before income tax	(1,786.6)	(21.8)	(13,614.5)
Income tax	449.7	5.5	3,426.8
Net of income tax	₨ (1,336.9)	$ (16.3)	₨ (10,187.7)